Investments in equity-accounted Investees (Details Textual) $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2016 TWD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of Investments in equity-accounted Investees [Line Items]
Gains (losses) on disposals of investments			$ 0	$ 42,788	$ (333,858)
SunPower Technology, Ltd [Member]
Disclosure of Investments in equity-accounted Investees [Line Items]
Consideration transferred from sales of interests in joint ventures	$ 5,408,546	$ 170,100
Total outstanding disposal consideration						$ 60,000	$ 61,100
Disposal consideration will be received in cash in 2019						30,000
Disposal consideration will be received in cash in 2020						$ 30,000
Gains (losses) on disposals of investments	$ 382,608